SHARE CAPITAL	12 Months Ended
Jun. 30, 2025
SHARE CAPITAL
SHARE CAPITAL

10.SHARE CAPITAL

(a)	Share Capital - authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value.

(b)	Share-based compensation

The Company has a share-based compensation plan (the “Plan”) under which the Company may issue stock options and restricted share units (“RSUs”). The maximum number of common shares to be reserved for issuance on any share-based compensation under the Plan is a rolling 10% of the issued and outstanding common shares from time to time.

For the year ended June 30, 2025, a total of $1,611,845 (year ended June 30, 2024 - $2,255,847) was recorded as share-based compensation expense.

For the year ended June 30, 2025, a total of $nil (year ended June 30, 2024 – a recovery of $40,496) was included in the project evaluation and corporate development expense.

For the year ended June 30, 2025, a total of $432,117 (year ended June 30, 2024 – $668,447) was capitalized under mineral property interests.

(i)	Stock options

The continuity schedule of stock options, as at June 30, 2025, is as follows:

		Weighted average exercise
	Number of options	price (CAD$)
Balance, July 1, 2023	3,957,167	$3.37
Options granted	1,335,000	2.10
Options exercised	(85,000)	2.15
Options forfeited	(745,000)	3.68
Options expired	(689,167)	2.15
Balance, June 30, 2024	3,773,000	$3.11
Options granted	1,810,333	1.58
Options exercised	(4,167)	2.10
Options forfeited	(883,166)	2.26
Balance, June 30, 2025	4,696,000	$2.68

During the year ended June 30, 2025, a total of 1,810,333 (year ended June 30, 2024 – 1,335,000) options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$1.58 (year ended June 30, 2024 – CAD$2.10) per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every 6 months after the date of grant until fully vested.

The fair value of the options granted during the year ended June 30, 2025 and 2024, were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years ended June 30,
	2025	2024
Risk free interest rate	2.76%	3.71%
Expected volatility	70.35%	72.69%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	14.41%	15.05%

The weighted average grant date fair value of options granted during the year ended June 30, 2025, was CAD$0.72 (year ended June 30, 2024 – CAD$1.00). Volatility was determined based on the historical volatility of the Company’s shares over the estimated life of stock options.

The following table summarizes information about stock options outstanding as at June 30, 2025:

	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	June 30, 2025	contractual life (years)	June 30, 2025	exercise price (CAD$)
$1.58	1,429,833	4.62	—	$—
2.10	1,028,167	3.55	342,832	2.10
3.33	533,000	1.60	533,000	3.33
3.42	726,000	2.55	485,334	3.42
3.67	20,000	2.57	13,333	3.67
3.89	10,000	1.65	10,000	3.89
3.92	20,000	2.79	13,333	3.92
4.00	929,000	1.93	929,000	4.00
$1.58 - $4.00	4,696,000	3.17	2,326,832	$3.44

Subsequent to June 30, 2025, a total of 46,833 options were exercised with an average exercise price of CAD $1.93 and 52,667 options were forfeited with an average exercise price of CAD $3.56.

(ii)	RSUs

The continuity schedule of RSUs, as at June 30, 2025, is as follows:

		Weighted average grant
		date closing price per
	Number of shares	share (CAD$)
Balance, July 1, 2023	1,897,160	$3.79
Granted	1,024,000	2.10
Forfeited	(278,999)	3.67
Distributed	(514,947)	4.00
Balance, June 30, 2024	2,127,214	$2.94
Granted	1,139,333	1.58
Forfeited	(476,666)	2.07
Distributed	(601,015)	3.02
Balance, June 30, 2025	2,188,866	$2.40

During the year ended June 30, 2025, a total of 1,139,333 (year ended June 30, 2024 – 1,024,000) RSUs were granted to directors, officers, and employees at a grant date closing price of CAD$1.58 (year ended June 30, 2024 – CAD$2.10) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every 6 months after the date of grant until fully vested.

Subsequent to June 30, 2025, a total of 203,349 RSUs were vested and distributed, and a total of 5,000 RSUs were forfeited.

(c)	Bought deal financing

On September 29, 2023, the Company successfully closed a bought deal financing to issue a total of 13,208,000 common shares at a price of $1.96 (CAD $2.65) per common share for gross proceeds of $25,888,462. The underwriter’s fee and other issuance costs for the transaction were $1,442,376.

(d)	Loss per share

	For the years ended June 30,
	2025			2024
	Loss	Shares	Per-share	Loss	Shares	Per-share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss Attributable to equity holders of the Company	$(3,757,057)	$—	$—	$(6,021,706)	$—	$—

Basic loss per share	(3,757,057)	171,635,884	$(0.02)	(6,021,706)	167,765,072	$(0.04)
Effect of dilutive securities:
Stock options and RSUs	—	—	—	—	—	—
Diluted loss per share	$(3,757,057)	171,635,884	$(0.02)	$(6,021,706)	167,765,072	$(0.04)

Anti-dilutive options that are not included in the diluted loss per share calculation were nil for the year ended June 30, 2025 (year ended June 30, 2024 – nil)